Deferred Charges, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 1,081,481	$ 178,700
Additions	3,698,982	1,495,637
Spin-off of Handysize tanker vessel (Note 1)	(823,410)
Disposal	(1,624,527)
Amortization	(496,545)	(592,856)
Balance at end of period	$ 1,835,981	$ 1,081,481